Statement of Compliance (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of additional right of use assets and liabilities recognized
The Company recognized
right-of-use
assets and lease liabilities related to leases previously classified as operating leases as of January 1, 2019, the date of initial application. The effect on the consolidated financial statements as of January 1, 2019, the date of initial application is as follows:

(in millions of Won)	The date of initial application (January 1, 2019)
Consolidated statement of financial position
Right-of-use assets presented as property, plant and equipment(*1)	￦	704,458
Lease receivable		264,809
Lease liabilities		677,370

(*1)	The prepaid lease payments of ￦ 271,825 million were reclassified from other assets to property, plant and equipment for leases previously classified as operating leases as of December 31, 2018.
When measuring lease liabilities for leases previously classified as operating leases, the Company discounted lease payments using its incremental borrowing rates as of January 1, 2019, the date of initial application, and the weighted-average rates applied are 1.8 ~ 18.5%. The carrying amount of lease liabilities as of January 1, 2019, the date of initial application, is as follow:

(in millions of Won)	The date of initial application (January 1, 2019)
Operating lease commitments as of December 31, 2018	￦	913,630
Operating lease commitments not recognized as lease liabilities
- Leases of low-value assets		(50,364)
- Leases with less than 12 months of lease term at transition		(17,635)

Operating lease commitments recognized as lease liabilities		845,631
Amount discounted using the incremental borrowing rate as of January 1, 2019, the date of initial application		677,370
Finance lease liabilities recognized as of December 31, 2018		94,754

Lease liabilities as of January 1, 2019, the date of initial application	￦	772,124

Summary of carrying amount of lease liabilities
The carrying amount of lease liabilities as of January 1, 2019, the date of initial application, is as follow:

(in millions of Won)	The date of initial application (January 1, 2019)
Operating lease commitments as of December 31, 2018	￦	913,630
Operating lease commitments not recognized as lease liabilities
- Leases of low-value assets		(50,364)
- Leases with less than 12 months of lease term at transition		(17,635)

Operating lease commitments recognized as lease liabilities		845,631
Amount discounted using the incremental borrowing rate as of January 1, 2019, the date of initial application		677,370
Finance lease liabilities recognized as of December 31, 2018		94,754

Lease liabilities as of January 1, 2019, the date of initial application	￦	772,124